RELATED PARTY TRANSACTIONS (Detail)		1 Months Ended	12 Months Ended
	Mar. 05, 2015 a Room	Jul. 31, 2008 USD ($)	Sep. 30, 2015 USD ($) Employee	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Related Party Transaction [Line Items]
Distributions to the Tribe			$ 50,000,000	$ 50,000,000	$ 50,000,000
Acceptable variance in bid from lowest bid for ordinance to apply			5.00%
Bidding threshold established by ordinance			$ 250,000
Mohegan Tribe
Related Party Transaction [Line Items]
Distributions to the Tribe			50,000,000	50,000,000	50,000,000
Incurred interest expense associated with a related party debt			$ 2,100,000	2,300,000	3,000,000
Term of lease			25 years
Renewable period of additional term			25 years
Monthly payment amount		$ 75,000
Number of employees affiliated with related party | Employee			115
Mohegan Sun
Related Party Transaction [Line Items]
Expenses for services provided to related party			$ 28,300,000	27,100,000	26,800,000
Mohegan Tribal Utility Authority
Related Party Transaction [Line Items]
Utilities purchased from related party			$ 17,400,000	$ 19,300,000	$ 17,800,000
Mohegan Tribal Finance Authority
Related Party Transaction [Line Items]
Renewable period of additional term	28 years 4 months
Fourth Amendment, Amount of rooms to be developed | Room	400
Fourth Amendment, Amount of acres released for use | a	1.2